Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

COMMON STOCKS - 96.24%	Shares	Value
Broadcasting (except Internet) - 2.51%
Walt Disney Co. *	12,100	$2,129,842

Chemical Manufacturing - 10.73%
Abbott Laboratories	35,000	4,234,300
RPM International, Inc.	30,450	2,636,665
Westlake Chemical Corp.	27,000	2,238,840
		9,109,805
Computer and Electronic Product Manufacturing - 19.27%
Ciena Corp. *	54,994	3,197,351
Intel Corp.	49,100	2,637,652
Texas Instruments, Inc.	21,000	4,003,020
Thermo Fisher Scientific, Inc.	3,900	2,106,039
Xilinx, Inc.	29,550	4,427,772
		16,371,834
Credit Intermediation and Related Activities - 10.43%
Bank of New York Mellon Corp.	52,100	2,674,293
PNC Financial Services Group, Inc.	20,500	3,739,405
Synchrony Financial	52,000	2,445,040
		8,858,738
Fabricated Metal Product Manufacturing - 4.76%
Parker-Hannifin Corp.	12,950	4,040,789

General Merchandise Stores - 2.67%
Target Corp.	8,700	2,271,135

Insurance Carriers and Related Activities - 7.21%
Arthur J. Gallagher & Co.	30,000	4,179,300
Loews Corp.	36,350	1,949,451
		6,128,751
Machinery Manufacturing - 3.55%
II-VI, Inc. *	43,150	3,012,301

Miscellaneous Manufacturing - 9.96%
Medtronic PLC #	26,900	3,532,239
Rockwell Automation, Inc.	16,050	4,934,091
		8,466,330
Paper Manufacturing - 3.16%
Kimberly-Clark Corp.	19,750	2,680,470

Publishing Industries (except Internet) - 6.21%
Microsoft Corp.	18,500	5,270,835

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.59%
BlackStone Group, Inc.	10,319	1,189,471
Charles Schwab Corp.	52,400	3,560,580
		4,750,051
Telecommunications - 5.15%
AT&T, Inc.	66,800	1,873,740
Verizon Communications, Inc.	44,800	2,498,944
		4,372,684
Transportation Equipment Manufacturing - 5.04%
Honeywell International, Inc.	18,300	4,278,357
TOTAL COMMON STOCKS (Cost $31,851,351)		81,741,922

REITs: 1.22%
Real Estate: 1.22%
Digital Realty Trust, Inc.	6,744	1,039,655
TOTAL REITs (Cost $882,089)		1,039,655

MONEY MARKET FUND - 2.46%
Money Market Fund - 2.46%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 0.03% †	2,092,245	2,092,245
TOTAL MONEY MARKET FUND (Cost $2,092,245)		2,092,245

Total Investments (Cost $34,825,685) - 99.92%		84,873,822
Other Assets in Excess of Liabilities - 0.08%		65,200
NET ASSETS - 100.00%		$84,939,022

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at July 31, 2021.
REIT - Real Estate Investment Trust

Fort Pitt Captial Total Return Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Fort Pitt Captial Total Return Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$19,737,540	$-	$-	$19,737,540
Information	9,274,417	-	-	9,274,417
Manufacturing	43,681,529	-	-	43,681,529
Retail Trade	4,770,079	-	-	4,770,079
Wholesale Trade	4,278,357	-	-	4,278,357
Total Common Stocks	81,741,922	-	-	81,741,922
REITs	1,039,655	-	-	1,039,655
Money Market Fund	2,092,245	-	-	2,092,245
Total Investments	$84,873,822	$-	$-	$84,873,822

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.